Income Taxes (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Operating loss carry forward	$ 9,000,000	$ 7,600,000	$ 4,700,000